Property, plant and equipment - Disclosure of sensitivity of gas assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
New York
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	£ 185	£ 140
UELs limited to 2060, impact on depreciation expense	90	67
UELs limited to 2070, impact on depreciation expense	42	31
New England
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	54	40
UELs limited to 2060, impact on depreciation expense	21	15
UELs limited to 2070, impact on depreciation expense	£ 3	£ 1